Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements by Level of Valuation Inputs

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2013 and December 31, 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands). There were no transfers of assets between fair value Level 1 and Level 2 during the year ended December 31, 2013.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2013	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$78,278	$-	$78,278	$-
Obligations of state and political subdivisions	41,932	-	41,932	-
Mortgage-backed securities	4,469	-	4,469	-
Equity securities available-for-sale	1,367	1,367	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,300	-	-	3,300
Other real estate owned	50	-	-	50
Mortgage servicing rights	167	-	-	167

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2012	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$72,817	$-	$72,817	$-
Obligations of state and political subdivisions	45,976	-	45,976	-
Mortgage-backed securities	2,526	-	2,526	-
Equity securities available-for-sale	1,019	1,019	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,056	-	-	2,056
Other real estate owned	50	-	-	50
Mortgage servicing rights	98	-	-	98

Quantitative Information for Assets Measured at Fair Value

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

December 31, 2013	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$3,300	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	(7)% - (10)%	(9.0)%
Other real estate owned	50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%	0%
Mortgage servicing rights	167	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	326%

December 31, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$2,056	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	(7)% - (10)%	(8.1)%
Other real estate owned	50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%	0%
Mortgage servicing rights	98	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	326%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

Financial Instruments
(in thousands)

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$8,570	$8,570	$14,261	$14,261
Interest bearing deposits with banks	43	43	136	136
Interest bearing time deposits with banks	249	250	847	849
Securities	126,046	126,046	122,338	122,338
Restricted investment in FHLB stock	1,967	1,967	1,726	1,726
Loans, net of allowance for loan losses	275,511	282,226	274,219	286,467
Mortgage servicing rights	167	167	98	98
Accrued interest receivable	1,529	1,529	1,632	1,632

Financial liabilities:
Non-interest bearing deposits	74,611	74,611	71,318	71,318
Interest bearing deposits	305,034	308,414	315,433	319,946
Securities sold under agreements to repurchase	5,397	5,397	3,836	3,836
Short-term borrowings	8,400	8,400	1,600	1,600
Other interest bearing liabilities	1,356	1,358	1,305	1,315
Accrued interest payable	287	287	354	354

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2013 and December 31, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2013	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 249	$ 250	$ -	$ 250	$ -
Loans, net of allowance for loan losses	275,511	282,226	-	-	282,226
Financial instruments - Liabilities
Interest bearing deposits	305,034	308,414	-	308,414	-
Other interest bearing liabilities	1,356	1,358	-	1,358	-

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2012	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 847	$ 849	$ -	$ 849	$ -
Loans, net of allowance for loan losses	274,219	286,467	-	-	286,467
Financial instruments - Liabilities
Interest bearing deposits	315,433	319,946	-	319,946	-
Other interest bearing liabilities	1,305	1,315	-	1,315	-